Fees and Expenses	Dec. 31, 2025
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None
Shareholder Servicing Fee (if applicable)	0.20%	0.14%
Other Expenses	0.37%	0.37%
Total Annual Fund Operating Expenses	1.17%	1.11%
Less: Fee Waiver and/or Expense Reimbursement	(0.05)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.12%	1.02%

(1)	Pursuant to an operating expense limitation agreement, Cromwell Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.12% and 1.02% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least April 30, 2027 (“Expense Caps”). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Total Fund Solution (the “Trust”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$114	$367	$639	$1,416
Institutional Class	$104	$344	$603	$1,344

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the portfolio turnover rate of the Fund was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%	1.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.26%	2.01%
Less: Fee Waiver and/or Expense Reimbursement	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.96%	1.71%

(1)	Pursuant to an operating expense limitation agreement, Cromwell Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.95% and 1.70% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least April 30, 2027 (“Expense Caps”). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Total Fund Solution (the “Trust”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$199	$678	$1,183	$2,572
Institutional Class	$174	$602	$1,055	$2,314

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the portfolio turnover rate of the Fund was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.25%	None
Other Expenses	0.87%	0.87%
Total Annual Fund Operating Expenses(2)	1.97%	1.72%
Less: Fee Waiver and/or Expense Reimbursement	(0.62)%	(0.62)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.35%	1.10%

(1)	Distribution and/or Service (12b-1) Fees are reflected at their maximum amounts, (0.25% Investor Class) but the actual percentages may be less, as reflected in the “Financial Highlights” section of the Prospectus.
(2)	The Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.35% and 1.10% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least April 30, 2027 (“Expense Caps”). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Total Fund Solution (the “Trust”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Financial Highlights because they reflect the Expense Caps taking effect on September 1, 2024.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$137	$558	$1,005	$2,246
Institutional Class	$112	$481	$875	$1,979

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal ended December 31, 2025, the portfolio turnover rate of the Fund was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	69.00%
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, because Acquired Fund Fees and Expenses are not included in the ratio.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses(1)	1.53%	1.28%
Less: Fee Waiver and/or Expense Reimbursement	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.32%	1.07%

(1)	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, because Acquired Fund Fees and Expenses are not included in the ratio.
(2)	Pursuant to an operating expense limitation agreement, Cromwell Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.32% and 1.07% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least April 30, 2027 (“Expense Caps”). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Total Fund Solution (the “Trust”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$134	$463	$814	$1,806
Institutional Class	$109	$385	$682	$1,527

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the portfolio turnover rate of the Fund was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.38%	0.38%
Total Annual Fund Operating Expenses	1.38%	1.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.38%	1.13%

(1)	Pursuant to an operating expense limitation agreement, Cromwell Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.46% and 1.21% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least April 30, 2027 (“Expense Caps”). The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Total Fund Solution (the “Trust”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$141	$437	$755	$1,657
Institutional Class	$115	$359	$622	$1,375

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the portfolio turnover rate of the Fund was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%